Fair Value Measurements (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Avalanche Treasury Company, LLC
Fair Value Measurements
Fair Value Measurements

	Fair value measured at March 31, 2026
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable
	March 31, 2026	(Level 1)	(Level 2)	inputs (Level 3)
Assets:
Digital assets - AVAX	$122,758,140	$122,758,140	$—	$—
USDC	2,391,023	2,391,023	—	—
Total assets	$125,149,163	$125,149,163	$—	$—
Liabilities:
Token sale liability	$15,203,085	$—	$15,203,085	$—

	Fair value measured at December 31, 2025
	Total carrying	Quoted prices in	Significant other	Significant
	value at	active markets	observable inputs	unobservable
	December 31, 2025	(Level 1)	(Level 2)	inputs (Level 3)
Assets:
Digital assets - AVAX	$167,093,560	$167,093,560	$—	$—
USDC	3,373,564	3,373,564	—	—
Total assets	$170,467,124	$170,467,124	$—	$—
Liabilities:
Token sale liability	$40,010,988	$—	$40,010,988	$—

	Fair value measured at December 31, 2025
	Total carrying	Quoted prices	Significant	Significant
	value at	in active	other observable	unobservable
	December 31, 2025	markets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Digital assets – AVAX	$167,093,560	$167,093,560	$—	$—
USDC	3,373,564	3,373,564	—	—
Total assets	$170,467,124	$170,467,124	$—	$—
Liabilities:
Token sale liability	$40,010,988	$—	$40,010,988	$—